Related Party Transactions (Details Narrative) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended		9 Months Ended	0 Months Ended	1 Months Ended
	Dec. 11, 2012	Jan. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2013 Former President [Member]	Jun. 06, 2012 President [Member]	Sep. 30, 2012 President [Member]
Repayments of related party debt			$ 6,782		$ 6,782
Proceeds from issuance of convertible notes payable	500,000		500,000			200,000	500,000
Debt instrument, maturity date		Mar. 15, 2013				Jun. 11, 2013	Jun. 06, 2014
Debt instrument, interest rate, stated percentage		5.00%				10.00%
Debt instrument, convertible, conversion price			$ 0.25
Convertible notes, unpaid outstanding amount			$ 200,000	$ 200,000